Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Registrant Name	STARFIGHTERS SPACE, INC.
Entity Central Index Key	0001947016
Document Type	S-1/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	92-1012803
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.